Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 10. Leases

The Company leases clinics, office buildings, and certain equipment under noncancellable capital and operating lease agreements that expire at various dates through November 2031. See Note 2 for a summary of the Company’s policies relating to leases and Note 15 for the lease commitment disclosure.

Monthly payments for these leases range from $1 to $36. All lease agreements generally require the Company to pay maintenance, repairs, property taxes, and insurance costs, which are variable amounts based on actual costs incurred during each applicable period. The Company had total lease expense of $4,281 and $3,680 at December 31, 2021 and 2020.

The following summarizes the Company’s capital leases:

(in thousands)	December 31, 2021	December 31, 2020
Capital leases:
Machinery and equipment	$162	$163
Accumulated amortization	(69)	(38)
Property, plant, and equipment, net	$93	$125
Current installments of obligations under capital leases	33	31
Long-term portion of obligations under capital leases	63	97
Total capital lease obligations	$96	$128